Cover	Oct. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2022
Entity File Number	001-40132
Entity Registrant Name	Goldenbridge Acquisition Limited
Entity Central Index Key	0001822792
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	15/F
Entity Address, Address Line Two	Aubin House
Entity Address, Address Line Three	171-172 Gloucester Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	86
Local Phone Number	186-0217-2929
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, no par value, one Redeemable Warrant to acquire one-half of one Ordinary Share, and one Right to acquire one-tenth (1/10) of an Ordinary Share
Title of 12(b) Security	Units, each consisting of one Ordinary Share, no par value
Trading Symbol	GBRGU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	GBRG
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	GBRGW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	GBRGR
Security Exchange Name	NASDAQ